MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenues
	Year ended December 31,
	2010	2011	2012

Australia	$82,327	$88,229	$88,935
USA	30,916	59,735	86,759
Canada	13,668	29,695	40,322
Israel	31,707	38,592	36,373
Europe	24,022	22,880	20,749
Rest of World	16,151	20,540	23,426

	$198,791	$259,671	$296,564

Schedule of Long-Lived Assets
	December 31,
	2011	2012

Israel	$65,912	$68,041
Australia	881	2,315
USA	1,628	1,077
Canada	1,045	1,407
Rest of World	191	147

	$69,657	$72,987

Schedule of Major Customers
	Year ended December 31,
	2010	(*) 2011	(*) 2012

U.S. Quartz	15.6%	-	-

(*)	See Note 1(b).